Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 29, 2022
Document Information Line Items
Entity Registrant Name	EBANG INTERNATIONAL HOLDINGS INC.
Trading Symbol	EBON
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Ebang International Holdings Inc. (the “Company,” “we,” “us,” or “our”) is filing this Amendment No. 1 on Form 20-F (this “Amendment”) to our Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 29, 2022, to add the sections titled “Introduction” and “Enforceability of Civil Liabilities,” and certain disclosure in “Item 3. Key Information”, Note 2 and Note 3 to Consolidated Financial Statements, in each case, to (i) provide additional disclosure regarding the Company’s unique risks with operations conducted by our subsidiaries based in China, and (ii) revise and clarify certain disclosure with respect to our short-term investments. In addition, this Amendment consists of a revised “Item 19. Exhibits” and reflects clerical changes in the references to certain defined terms. This Amendment does not reflect subsequent events occurring after the original filing date of the Form 20-F or modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and the Company’s other filings with the SEC subsequent to the filing of the Form 20-F. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains new certifications under the Sarbanes-Oxley Act of 2002, which are attached hereto.
Entity Central Index Key	0001799290
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39337
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 7, No. 5 Nangonghe Road, Linping Street
Entity Address, Address Line Two	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311100
Entity Address, Country	CN
Contact Personnel Name	Mr. Dong Hu
Title of 12(b) Security	Class A ordinary shares, par value HK$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 7, No. 5, Nangonghe Road, Linping Street
Entity Address, Address Line Two	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311100
Entity Address, Country	CN
Contact Personnel Name	Mr. Dong Hu
City Area Code	+86 571
Local Phone Number	8817-6197
Contact Personnel Email Address	Email: ir@ebang.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		140,750,554
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		46,625,783